Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2024					2023

				Fair value	Amortised cost				Fair value	Amortised cost

All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in listed and unlisted securities	15	28	113	–	–	141	23	120	–	–	143

Cash and cash equivalents	17	–	62	–	481	543	–	31	–	281	312

Derivative financial instruments	16	–	30	21	–	51	–	1	47	–	48

Trade receivables	22	–	–	–	614	614	–	–	–	695	695

Contract assets - unbilled	22	–	–	–	71	71	–	–	–	–	–

Investment in finance lease receivable	22	–	–	–	83	83	–	–	–	100	100

Other receivable		–	12	–	–	12	–	–	–	12	12

Total financial assets		28	217	21	1,249	1,515	23	152	47	1,088	1,310

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2024					2023

			Fair value Fair value – hedging instrument	Amortised cost Other financial liabilities			Fair value		Amortised cost
All figures in £ millions	Notes	Fair value through profit and loss			Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(10)	(48)	–	(58)	(58)	(7)	(36)	–	(43)	(43)

Trade payables	24	–	–	(273)	(273)	(273)	–	–	(317)	(317)	(317)

Deferred and contingent consideration	24	(1)	–	(21)	(22)	(22)	(57)	–	–	(57)	(57)

Borrowings due within one year	18	–	–	(315)	(315)	(312)	–	–	(67)	(67)	(67)

Borrowings due after more than one year	18	–	–	(1,157)	(1,157)	(1,123)	–	–	(1,094)	(1,094)	(1,062)

Total financial liabilities		(11)	(48)	(1,766)	(1,825)	(1,788)	(64)	(36)	(1,478)	(1,578)	(1,546)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The movements in fair values of level 3 financial assets measured at fair value are shown in the table below:

	2024			2023

All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total

At 1 January	12	143	155	136

Exchange differences	–	2	2	(5)

Acquisition of investments and other receivable	–	9	9	20

Repayments	–	–	–	(3)

Disposal of investments	–	–	–	(7)

Reclassification out of level 3	–	(6)	(6)	–

Fair value movements – OCI	–	(2)	(2)	1

Fair value movements – income statement	–	(11)	(11)	13

At 31 December	12	135	147	155

Schedule of Analysis of the Movement in the Fair Value of the Deferred and Contingent Consideration	The movement in the fair value of the deferred and contingent consideration payable is shown in the table below:

All figures in £ millions	2024	2023

At 1 January	(57)	(79)

Exchange differences	–	3

Acquisitions	(1)	–

Fair value movements – income statement	(2)	(4)

Repayments	38	23

At 31 December	(22)	(57)